Note 3 - Debt Securities - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Due in one year or less, securities available-for-sale, amortized cost		$ 5,078
Due in one year or less, securities available-for-sale, estimated market value		4,930
Due after one year through five years, securities available-for-sale, amortized cost		79,925
Due after one year through five years, securities available-for-sale, estimated market value		71,315
Due after five years through ten years, securities available-for-sale, amortized cost		270,747
Due after five years through ten years, securities available-for-sale, estimated market value		226,085
Due after ten years, securities available-for-sale, amortized cost		616,565
Due after ten years, securities available-for-sale, estimated market value		520,482
Amortized cost	$ 972,315	972,315	$ 906,135
Fair value	$ 822,812	$ 822,812	$ 897,585